Deferred Credits and Other Noncurrent Liabilities	12 Months Ended
Dec. 31, 2017
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Deferred Credits and Other Noncurrent Liabilities
22.	Deferred Credits and Other Noncurrent Liabilities

As at December 31, 2017 and 2016, this account consists of:

	2017	2016
	(in million pesos)
Accrual of capital expenditures under long-term financing (Note 28)	5,580	13,673
Provision for asset retirement obligations	1,630	1,582
Unearned revenues	324	270
Others (Note 28)	168	79
	7,702	15,604

Accrual of capital expenditures under long-term financing represents expenditures related to the expansion and upgrade of our network facilities which are not due to be settled within one year.  Such accruals are settled through refinancing from long-term loans obtained from the banks.  See Note 21 – Interest-bearing Financial Liabilities.The following table summarizes all changes to asset retirement obligations for the years ended December 31, 2017 and 2016:

	2017	2016
	(in million pesos)
Provision for asset retirement obligations at beginning of the year	1,582	1,437
Additional liability recognized during the period	82	147
Accretion expenses	39	36
Settlement of obligations and others	(73)	(38)
Provision for asset retirement obligations at end of the year	1,630	1,582